Related Party Transactions	12 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Company in 2020 and 2019 consisted of:

Related Party	Relationship with the Company
Judge Asia	Non-controlling interest shareholder of Judge China before November 9, 2019
Xiao Feng Yang	Chairman of the Board
Raymond Ming Hui Lin	CEO of the Company
EMIT	Equity investee of the Company
CareerWin Executive Search Co., Ltd ("CareerWin")	Non-controlling interest shareholder of Judge HR
Ridik Technology Pte Ltd	Controlled by non-controlling interest shareholder of Ridik Pte.
Srustijeet Mishra	Non-controlling interest shareholder of Ridik Pte.
Beijing Bright Technology Co., Ltd ("Beijing Bright")	Non-controlling interest shareholder of Judge China
CLPS Lihong	Equity investee of the Company

(a)   Related party balances

The balances due to and due from related parties were as follows:

	As of June 30,
	2020	2019
Due from related parties:
Judge Asia	$-	$212,736
Raymond Ming Hui Lin	169,185	17,804
Total	$169,185	$230,540

Due from related parties mainly represents the expenses paid on behalf of the non-controlling interest shareholder of Judge China and advances to the Company's CEO.

(b)   Related party transactions

		For the year ended,
		2020	2019	2018

a)	Consulting services provided to the related parties
	CareerWin	$165,161	$-	$-

b)	Consulting services provided by the related parties
	CareerWin	$195,817	$-	$-
	EMIT	196,422	-	-
	Beijing Bright	114,052	-	-
		$506,291	$-	$-
c)	Purchase of software from the related parties
	Beijing Bright	$50,988	$-	$-
	EMIT	12,896	-	-
		$63,884	$-	$-
d)	Loans provided to the related parties
	CLPS Lihong	$149,341	$820,982	$-
	EMIT	28,446	-	-
		$177,787	$820,982	$-
e)	Repayment of loans from the related parties
	CLPS Lihong	$149,341	$820,982	$-
	EMIT	28,446	-	-
		$177,787	$820,982	$-
f)	Interest income received from the related party
	CLPS Lihong	$2,328	$33,096	$-

The CEO, the wife of the CEO, Chairman, and the wife of Chairman of the Company provided joint guarantee to the revolving credit facility entered by the Company with China Merchants Bank on June 22, 2018 and December 16, 2019. (Note 11)

Srustijeet Mishra, the non-controlling interest shareholder of Ridik Pte provided guarantee to a credit facility up to $86,071 (SGD 120,000) entered by the Company with Development Bank of Singapore on April 20, 2018.